RECURRING FAIR VALUE MEASUREMENTS (Details 3) - Warrant Liability [Member] - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, beginning balance	$ 8,761,750		$ 12,372,000
Revaluation of warrant liability included in other expense within the statement of loss for the three months ended June 30, 2021	5,638,820	5,268,200	(3,610,250)
Fair value, ending balance	$ 14,400,570	$ 12,372,000	$ 14,400,570